TACTICAL GROWTH ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2021

Shares		Fair Value
	COMMON STOCKS — 11.6%
	AEROSPACE & DEFENSE - 0.6%
1,022	Lockheed Martin Corporation	$352,692

	ASSET MANAGEMENT - 0.1%
73	BlackRock, Inc.	61,222

	BANKING - 0.4%
6,517	Bank OZK	280,101

	BIOTECH & PHARMA - 0.1%
285	Eli Lilly and Company	65,849

	CHEMICALS - 0.5%
3,176	Ashland Global Holdings, Inc.	283,045
222	Sherwin-Williams Company (The)	62,100
		345,145
	E-COMMERCE DISCRETIONARY - 0.9%
172	Amazon.com, Inc.(a)	565,027

	HEALTH CARE FACILITIES & SERVICES - 0.4%
706	UnitedHealth Group, Inc.	275,863

	HOUSEHOLD PRODUCTS - 0.1%
203	Estee Lauder Companies, Inc. (The), Class A	60,886

	INDUSTRIAL INTERMEDIATE PROD - 0.4%
4,278	Timken Company (The)	279,867

	INDUSTRIAL SUPPORT SERVICES - 0.3%
2,339	Applied Industrial Technologies, Inc.	210,814

	INFRASTRUCTURE REIT - 0.3%
799	American Tower Corporation	212,063

TACTICAL GROWTH ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Shares		Fair Value
	COMMON STOCKS — 11.6% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES - 0.1%
165	Goldman Sachs Group, Inc. (The)	$62,375

	INSURANCE - 0.7%
1,338	Assurant, Inc.	211,070
775	Berkshire Hathaway, Inc., Class B(a)	211,528
		422,598
	INTERNET MEDIA & SERVICES - 1.5%
417	Airbnb, Inc., Class A(a)	69,952
198	Alphabet, Inc., Class A(a)	529,356
981	Facebook, Inc., Class A(a)	332,942
		932,250
	MACHINERY - 0.7%
1,238	Middleby Corporation (The)(a)	211,091
1,407	Regal Rexnord Corporation	211,528
		422,619
	MEDICAL EQUIPMENT & DEVICES - 0.1%
122	Thermo Fisher Scientific, Inc.	69,702

	RETAIL - CONSUMER STAPLES - 0.3%
1,525	Walmart, Inc.	212,554

	RETAIL - DISCRETIONARY - 0.1%
200	Home Depot, Inc. (The)	65,652

	SEMICONDUCTORS - 0.8%
1,384	Microchip Technology, Inc.	212,430
1,320	NVIDIA Corporation	273,451
		485,881
	SOFTWARE - 1.3%
2,738	Microsoft Corporation	771,898

	TECHNOLOGY HARDWARE - 1.0%
4,448	Apple, Inc.	629,392

TACTICAL GROWTH ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Shares		Fair Value
	COMMON STOCKS — 11.6% (Continued)
	TECHNOLOGY SERVICES - 0.8%
199	Accenture plc, Class A	$63,664
241	PayPal Holdings, Inc.(a)	62,711
1,824	Visa, Inc., Class A	406,296
		532,671
	TRANSPORTATION & LOGISTICS - 0.1%
389	J.B. Hunt Transport Services, Inc.	65,049

	TOTAL COMMON STOCKS (Cost $6,878,010)	7,382,170

Shares		Fair Value
	EQUITY FUNDS — 0.1%
	LARGE-CAP CORE - 0.1%
456	iShares MSCI USA Momentum Factor ETF	80,074

	TOTAL EQUITY FUNDS (Cost $80,712)	80,074

Shares		Fair Value
	EQUITY SECURITIES — 0.1%
	EXCHANGE-TRADED FUNDS (ETF’S) - 0.1%
1,303	Invesco S&P 500 Equal Weight Energy Portfolio	58,804

	TOTAL EQUITY SECURITIES (Cost $59,331)	58,804

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 78.4%
	ALTERNATIVE - 0.4%
5,446	First Trust ETF III-First Trust Long/Short Equity(a),(b)	263,314

	EQUITY - 45.7%
1,026	Avantis U.S. Small Cap Value ETF	77,576
4,787	Communication Services Select Sector SPDR Fund	383,487
811	Consumer Discretionary Select Sector SPDR Fund	145,534
4,972	Financial Select Sector SPDR Fund	186,599

TACTICAL GROWTH ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 78.4% (Continued)
	EQUITY - 45.7% (Continued)
5,122	First Trust Energy AlphaDEX Fund	$58,801
869	First Trust Nasdaq Semiconductor ETF	58,666
1,389	Health Care Select Sector SPDR Fund	176,820
1,052	Industrial Select Sector SPDR Fund	102,928
2,761	Inspire Faithward Large Cap Momentum ESG ETF(a)	77,958
2,690	Inspire Faithward Mid Cap Momentum ESG ETF	79,437
13,840	Invesco DB Commodity Index Tracking Fund(b)	279,291
889	Invesco DWA SmallCap Momentum ETF	77,974
2,210	Invesco S&P International Developed Momentum ETF	77,896
4,186	iShares Core MSCI Emerging Markets ETF	258,527
1,213	iShares MSCI India ETF	59,061
10,476	iShares S&P 500 Growth ETF	774,281
6,229	iShares Semiconductor ETF	2,777,324
79,385	ProShares Ultra QQQ	5,776,846
36,867	ProShares Ultra S&P500	4,417,404
5,000	SPDR Dow Jones Global Real Estate ETF	255,300
2,000	SPDR S&P 500 ETF Trust	858,280
3,279	Technology Select Sector SPDR Fund	489,620
247	VanEck Semiconductor ETF	63,299
19,844	Vanguard FTSE All-World ex-US ETF(b)	1,209,690
15,289	Vanguard FTSE Developed Markets ETF	771,942
11,303	Vanguard FTSE Emerging Markets ETF(b)	565,263
2,054	Vanguard Growth ETF(b)	596,009
2,983	Vanguard Large-Cap ETF(b)	599,344
3,646	Vanguard Mid-Cap ETF(b)	863,227
4,724	Vanguard Russell 2000 ETF(b)	417,649
25,881	Vanguard Total Stock Market ETF(b)	5,747,135
4,649	Vanguard Value ETF(b)	629,335
		28,912,503
	FIXED INCOME - 24.7%
3,945	First Trust Enhanced Short Maturity ETF	236,483
3,509	First Trust ETF IV - SSI Strategic Convertible Securities ETF	178,187
8,633	First Trust Preferred Securities and Income ETF	177,322
3,700	First Trust Senior Loan ETF	177,045

TACTICAL GROWTH ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Shares				Fair Value
	EXCHANGE-TRADED FUNDS — 78.4% (Continued)
	FIXED INCOME - 24.7% (Continued)
56,261	iShares 1-5 Year Investment Grade Corporate Bond ETF(b)			$3,074,101
6,992	iShares Core U.S. Aggregate Bond ETF			802,891
5,230	iShares TIPS Bond ETF			667,819
19,500	JPMorgan Ultra-Short Income ETF			989,040
72,000	PGIM Ultra Short Bond ETF(a),(b)			3,576,960
42,509	ProShares Short 20+ Year Treasury			709,050
7,018	SPDR Bloomberg Barclays 1-3 Month T-Bill ETF			641,866
7,797	SPDR Bloomberg Barclays Convertible Securities ETF			665,474
5,364	VanEck Fallen Angel High Yield Bond ETF			177,280
41,400	Vanguard Short-Term Corporate Bond ETF			3,411,774
2,495	Vanguard Total Bond Market ETF(b)			213,198
				15,698,490
	MIXED ALLOCATION - 7.6%
56,700	HCM Defender 100 Index ETF(a)			2,755,053
50,956	HCM Defender 500 Index ETF(a)			2,041,807
				4,796,860

	TOTAL EXCHANGE-TRADED FUNDS (Cost $50,838,083)			49,671,167

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 0.8%
	BANKING — 0.5%
300,000	HSBC Holdings PLC	2.6000	01/05/22	301,848

	SPECIALTY FINANCE — 0.3%
200,000	American Express Company	3.7000	11/05/21	200,019

	TOTAL CORPORATE BONDS (Cost $500,584)			501,867

TACTICAL GROWTH ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 7.5%
	MONEY MARKET FUNDS - 7.5%
4,779,160	First American Treasury Obligations Fund, Class X, 0.03% (Cost $4,779,160)(c)	$4,779,160

Contracts(d)	Broker/Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	INDEX OPTIONS PURCHASED - 0.9%
	CALL OPTIONS PURCHASED - 0.9%
60	SPDR S&P 500 ETF Trust	10/15/2021	$441	$2,646,000	$9,600
30	SPDR S&P 500 ETF Trust	10/15/2021	443	1,329,000	3,210
25	SPDR S&P 500 ETF Trust	11/19/2021	447	1,117,500	8,250
15	SPDR S&P 500 ETF Trust	12/17/2021	415	622,500	39,750
15	SPDR S&P 500 ETF Trust	12/20/2021	434	868,000	19,245
25	SPDR S&P 500 ETF Trust	02/18/2022	447	1,117,500	28,025
20	SPDR S&P 500 ETF Trust	03/18/2022	410	820,000	72,390
25	SPDR S&P 500 ETF Trust	03/18/2022	420	1,050,000	73,500
30	SPDR S&P 500 ETF Trust	06/17/2022	423	1,269,000	98,640
20	SPDR S&P 500 ETF Trust	06/17/2022	424	848,000	64,440
20	SPDR S&P 500 ETF Trust	06/17/2022	434	651,000	52,400
	TOTAL CALL OPTIONS PURCHASED (Cost - $540,962)				469,450

	PUT OPTIONS PURCHASED - 0.0%(e)
20	SPDR S&P 500 ETF Trust	09/30/2021	$401	$802,000	$20
60	SPDR S&P 500 ETF Trust	10/15/2021	395	2,370,000	5,520
30	SPDR S&P 500 ETF Trust	10/15/2021	397	1,191,000	2,430
25	SPDR S&P 500 ETF Trust	11/19/2021	402	1,005,000	13,600
15	SPDR S&P 500 ETF Trust	12/17/2021	380	570,000	7,395
15	SPDR S&P 500 ETF Trust	12/17/2021	395	592,500	10,035
25	SPDR S&P 500 ETF Trust	02/18/2022	396	990,000	29,750
	TOTAL PUT OPTIONS PURCHASED (Cost - $103,939)				68,750

	TOTAL INDEX OPTIONS PURCHASED (Cost - $644,901)				538,200

	TOTAL INVESTMENTS - 99.9% (Cost $64,129,166)				$63,359,827
	CALL OPTIONS WRITTEN - 0.0% (Proceeds - $80,178)				(28,790)
	PUT OPTIONS WRITTEN - (0.8)% (Proceeds - $505,471)				(469,795)
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.9%				577,229
	NET ASSETS - 100.0%				$63,438,471

Contracts(d)	Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	WRITTEN INDEX OPTIONS - (0.8)%
	CALL OPTIONS WRITTEN - 0.0%(f)
20	SPDR S&P 500 ETF Trust	09/30/2021	$433	$866,000	$20

TACTICAL GROWTH ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Contracts(d) (continued)	Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	WRITTEN INDEX OPTIONS - (0.8)%
	CALL OPTIONS WRITTEN - 0.0%(f) (Continued)
60	SPDR S&P 500 ETF Trust	10/15/2021	$462	$2,772,000	$300
30	SPDR S&P 500 ETF Trust	10/15/2021	467	1,401,000	90
25	SPDR S&P 500 ETF Trust	11/19/2021	467	1,167,500	550
15	SPDR S&P 500 ETF Trust	12/17/2021	464	696,000	1,875
15	SPDR S&P 500 ETF Trust	12/17/2021	468	702,000	1,290
25	SPDR S&P 500 ETF Trust	02/18/2022	476	1,190,000	6,575
20	SPDR S&P 500 ETF Trust	03/18/2022	480	960,000	4,820
20	SPDR S&P 500 ETF Trust	06/17/2022	500	1,000,000	5,360
30	SPDR S&P 500 ETF Trust	06/17/2022	505	1,515,000	5,850
20	SPDR S&P 500 ETF Trust	06/17/2022	520	1,040,000	2,060
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $80,178)				28,790

	PUT OPTIONS WRITTEN - (0.8)%
20	SPDR S&P 500 ETF Trust	09/30/2021	$340	$680,000	$20
60	SPDR S&P 500 ETF Trust	10/15/2021	441	2,646,000	70,620
30	SPDR S&P 500 ETF Trust	10/15/2021	443	1,329,000	39,960
25	SPDR S&P 500 ETF Trust	11/19/2021	447	1,117,500	51,250
15	SPDR S&P 500 ETF Trust	12/17/2021	415	622,500	16,335
15	SPDR S&P 500 ETF Trust	12/17/2021	434	651,000	25,125
25	SPDR S&P 500 ETF Trust	02/18/2022	447	1,117,500	70,275
20	SPDR S&P 500 ETF Trust	03/18/2022	379	758,000	21,910
25	SPDR S&P 500 ETF Trust	03/18/2022	400	1,000,000	38,400
20	SPDR S&P 500 ETF Trust	06/17/2022	385	770,000	35,960
30	SPDR S&P 500 ETF Trust	06/17/2022	390	1,170,000	53,400
20	SPDR S&P 500 ETF Trust	06/17/2022	408	816,000	46,540
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $505,471)				469,795

	TOTAL INDEX OPTIONS WRITTEN (Proceeds - $585,649)				$498,585

(a)	Non-income producing security.

(b)	All or a portion of the security is held as collateral for written options.

(c)	Rate disclosed is the seven day effective yield as of September 30, 2021.

(d)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

(e)	Percentage rounds to less than 0.1%.

(f)	Percentage rounds to greater than (0.1%).

TACTICAL MODERATE ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2021

Shares		Fair Value
	COMMON STOCKS — 2.3%
	AEROSPACE & DEFENSE - 0.1%
98	Lockheed Martin Corporation	$33,820

	BANKING - 0.1%
648	Bank OZK	27,851

	CHEMICALS - 0.1%
294	Ashland Global Holdings, Inc.	26,201

	E-COMMERCE DISCRETIONARY - 0.2%
16	Amazon.com, Inc.(a)	52,561

	HEALTH CARE FACILITIES & SERVICES - 0.1%
50	UnitedHealth Group, Inc.	19,537

	INDUSTRIAL INTERMEDIATE PROD - 0.1%
405	Timken Company (The)	26,495

	INDUSTRIAL SUPPORT SERVICES - 0.1%
232	Applied Industrial Technologies, Inc.	20,910

	INFRASTRUCTURE REIT - 0.1%
73	American Tower Corporation	19,375

	INSURANCE - 0.2%
127	Assurant, Inc.	20,034
74	Berkshire Hathaway, Inc., Class B(a)	20,198
		40,232
	INTERNET MEDIA & SERVICES - 0.3%
18	Alphabet, Inc., Class A(a)	48,124
91	Facebook, Inc., Class A(a)	30,884
		79,008
	MACHINERY - 0.2%
117	Middleby Corporation (The)(a)	19,950

TACTICAL MODERATE ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Shares		Fair Value
	COMMON STOCKS — 2.3% (Continued)
	MACHINERY - 0.2% (Continued)
143	Regal Rexnord Corporation	$21,498
		41,448
	RETAIL - CONSUMER STAPLES - 0.1%
143	Walmart, Inc.	19,931

	SEMICONDUCTORS - 0.1%
124	Microchip Technology, Inc.	19,033
93	NVIDIA Corporation	19,266
		38,299
	SOFTWARE - 0.2%
229	Microsoft Corporation	64,559

	TECHNOLOGY HARDWARE - 0.2%
372	Apple, Inc.	52,637

	TECHNOLOGY SERVICES - 0.1%
170	Visa, Inc., Class A	37,868

	TOTAL COMMON STOCKS (Cost $545,253)	600,732

Shares		Fair Value
	EQUITY FUNDS — 0.1%
	LARGE-CAP CORE - 0.1%
131	iShares MSCI USA Momentum Factor ETF	23,004

	TOTAL EQUITY FUNDS (Cost $23,187)	23,004

TACTICAL MODERATE ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Shares		Fair Value
	EQUITY SECURITIES — 0.1%
	EXCHANGE-TRADED FUNDS (ETF’S) - 0.1%
374	Invesco S&P 500 Equal Weight Energy Portfolio	$16,879

	TOTAL EQUITY SECURITIES (Cost $17,030)	16,879

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 91.5%
	ALTERNATIVE - 0.0%(b)
272	First Trust ETF III-First Trust Long/Short Equity ETF(a)	13,151

	EQUITY - 16.0%
295	Avantis U.S. Small Cap Value ETF	22,305
1,474	First Trust Energy AlphaDEX Fund	16,922
250	First Trust Nasdaq Semiconductor ETF	16,878
794	Inspire Faithward Large Cap Momentum ESG ETF(a)	22,419
774	Inspire Faithward Mid Cap Momentum ESG ETF	22,857
680	Invesco DB Commodity Index Tracking Fund	13,722
257	Invesco DWA SmallCap Momentum ETF	22,541
636	Invesco S&P International Developed Momentum ETF	22,417
214	iShares Core MSCI Emerging Markets ETF	13,217
349	iShares MSCI India ETF	16,993
523	iShares S&P 500 Growth ETF	38,655
804	ProShares Ultra QQQ	58,507
1,180	ProShares Ultra S&P500	141,388
253	SPDR Dow Jones Global Real Estate ETF	12,918
621	Vanguard FTSE All-World ex-US ETF(c)	37,856
514	Vanguard FTSE Developed Markets ETF	25,952
370	Vanguard FTSE Emerging Markets ETF(c)	18,504
66	Vanguard Growth ETF	19,151
96	Vanguard Large-Cap ETF	19,288
14,710	Vanguard Mega Cap Growth ETF	3,453,908
120	Vanguard Mid-Cap ETF(c)	28,411
75	Vanguard Real Estate ETF(c)	7,634
103	Vanguard Russell 2000 ETF(c)	9,106
938	Vanguard Total Stock Market ETF(c)	208,292

TACTICAL MODERATE ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Shares				Fair Value
	EXCHANGE-TRADED FUNDS — 91.5% (Continued)
	EQUITY - 16.0% (Continued)
155	Vanguard Value ETF			$20,982
				4,290,823
	FIXED INCOME - 35.7%
1,135	First Trust Enhanced Short Maturity ETF			68,038
1,010	First Trust ETF IV - SSI Strategic Convertible Securities ETF			51,288
2,485	First Trust Preferred Securities and Income ETF			51,042
1,064	First Trust Senior Loan ETF			50,912
25,909	iShares Convertible Bond ETF			2,584,164
350	iShares Core U.S. Aggregate Bond ETF			40,191
1,054	iShares TIPS Bond ETF			134,585
20,000	PGIM Ultra Short Bond ETF(a),(c)			993,600
12,234	ProShares Short 20+ Year Treasury			204,063
676	SPDR Bloomberg Barclays 1-3 Month T-Bill ETF			61,827
60,506	SPDR Bloomberg Barclays Convertible Securities ETF			5,164,186
1,543	VanEck Fallen Angel High Yield Bond ETF			50,996
76	Vanguard Long-Term Bond(c)			7,777
181	Vanguard Short-Term Bond ETF(c)			14,831
737	Vanguard Total Bond Market ETF(c)			62,977
706	Vanguard Total International Bond ETF(c)			40,214
				9,580,691
	MIXED ALLOCATION - 39.8%
125,974	HCM Defender 100 Index ETF(a)			6,121,076
113,041	HCM Defender 500 Index ETF(a)			4,529,553
				10,650,629

	TOTAL EXCHANGE-TRADED FUNDS (Cost $25,221,124)			24,535,294

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 1.1%
	SPECIALTY FINANCE — 1.1%
300,000	American Express Company(c)	3.7000	11/05/21	300,029

	TOTAL CORPORATE BONDS (Cost $300,364)			300,029

TACTICAL MODERATE ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Shares						Fair Value
	SHORT-TERM INVESTMENTS — 22.0%
	MONEY MARKET FUNDS - 22.0%
5,890,503	First American Treasury Obligations Fund, Class X, 0.03% (Cost $5,890,503)(d)					$5,890,503

Contracts(e)		Broker/Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	INDEX OPTIONS PURCHASED - 0.1%
	CALL OPTIONS PURCHASED - 0.1%
20	SPDR S&P 500 ETF Trust	StoneX	11/19/2021	$447	$894,000	$6,600
15	SPDR S&P 500 ETF Trust	StoneX	06/17/2022	435	652,500	37,920
	TOTAL CALL OPTIONS PURCHASED (Cost - $64,258)					44,520

	PUT OPTIONS PURCHASED - 0.0%(b)
20	SPDR S&P 500 ETF Trust	StoneX	11/19/2021	$407	$814,000	$13,080
	TOTAL PUT OPTIONS PURCHASED (Cost - $8,127)

	TOTAL INDEX OPTIONS PURCHASED (Cost - $72,385)					57,600

	TOTAL INVESTMENTS - 119.1% (Cost $32,590,314)					$31,944,509
	CALL OPTIONS WRITTEN - 0.0% (Proceeds - $14,614)					(7,470)
	PUT OPTIONS WRITTEN - (0.2)% (Proceeds - $50,079)					(67,700)
	LIABILITIES IN EXCESS OF OTHER ASSETS - (18.8)%					(5,210,063)
	NET ASSETS - 100.0%					$26,809,616

Contracts(e)		Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	WRITTEN INDEX OPTIONS - (0.2)%
	CALL OPTIONS WRITTEN - 0.0%(f)
20	SPDR S&P 500 ETF Trust	StoneX	11/19/2021	$465	$930,000	$600
15	SPDR S&P 500 ETF Trust	StoneX	06/17/2022	485	727,500	6,870
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $14,614)					7,470

	PUT OPTIONS WRITTEN - (0.2)%
20	SPDR S&P 500 ETF Trust	StoneX	11/19/2021	$447	$894,000	$41,000
15	SPDR S&P 500 ETF Trust	StoneX	06/17/2022	390	585,000	26,700
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $50,079)					67,700

	TOTAL INDEX OPTIONS WRITTEN (Proceeds - $64,693)					$75,170

(a)	Non-income producing security.

(b)	Percentage rounds to less than 0.1%.

(c)	All or a portion of the security is held as collateral for written options.

(d)	Rate disclosed is the seven day effective yield as of September 30, 2021.

(e)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

(f)	Percentage rounds to greater than (0.1%).

TFA ALPHAGEN GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2021

Shares		Fair Value
	COMMON STOCKS — 3.8%
	ASSET MANAGEMENT - 0.3%
200	BlackRock, Inc.	$167,732

	BIOTECH & PHARMA - 0.3%
716	Eli Lilly and Company	165,432

	CHEMICALS - 0.2%
553	Sherwin-Williams Company (The)	154,691

	HEALTH CARE FACILITIES & SERVICES - 0.2%
400	UnitedHealth Group, Inc.	156,296

	HOUSEHOLD PRODUCTS - 0.2%
509	Estee Lauder Companies, Inc. (The), Class A	152,664

	INSTITUTIONAL FINANCIAL SERVICES - 0.2%
400	Goldman Sachs Group, Inc. (The)	151,212

	INTERNET MEDIA & SERVICES - 0.3%
1,000	Airbnb, Inc., CLASS A(a)	167,750

	MEDICAL EQUIPMENT & DEVICES - 0.3%
300	Thermo Fisher Scientific, Inc.	171,399

	RETAIL - DISCRETIONARY - 0.3%
500	Home Depot, Inc. (The)	164,130

	SEMICONDUCTORS - 0.2%
757	NVIDIA Corporation	156,820

	SOFTWARE - 0.3%
600	Microsoft Corporation	169,152

TFA ALPHAGEN GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Shares		Fair Value
	COMMON STOCKS — 3.8% (Continued)
	TECHNOLOGY HARDWARE - 0.2%
1,100	Apple, Inc.	$155,650

	TECHNOLOGY SERVICES - 0.5%
500	Accenture plc, Class A	159,960
600	PayPal Holdings, Inc.(a)	156,126
		316,086
	TRANSPORTATION & LOGISTICS - 0.3%
1,000	J.B. Hunt Transport Services, Inc.	167,220

	TOTAL COMMON STOCKS (Cost $2,548,031)	2,416,234

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 80.1%
	EQUITY - 63.6%
25,135	Communication Services Select Sector SPDR Fund	2,013,565
2,000	Consumer Discretionary Select Sector SPDR Fund	358,900
12,500	Financial Select Sector SPDR Fund	469,125
3,369	Health Care Select Sector SPDR Fund	428,874
2,600	Industrial Select Sector SPDR Fund	254,384
900	Invesco QQQ Trust Series 1	322,164
32,283	iShares MSCI Germany ETF	1,062,756
7,700	iShares MSCI Japan ETF	540,925
16,866	iShares MSCI United Kingdom ETF	543,929
8,000	iShares MSCI USA Quality Factor ETF	1,053,840
5,102	iShares U.S. Real Estate ETF	522,394
59,660	ProShares Ultra QQQ	4,341,458
78,946	ProShares Ultra S&P500	9,459,309
6,200	SPDR S&P 500 ETF Trust	2,660,668
11,581	Technology Select Sector SPDR Fund	1,729,275
600	VanEck Semiconductor ETF	153,762
34,800	Vanguard FTSE All-World ex-US ETF	2,121,408
20,500	Vanguard FTSE Emerging Markets ETF	1,025,205
3,500	Vanguard Growth ETF	1,015,595

TFA ALPHAGEN GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 80.1% (Continued)
	EQUITY - 63.6% (Continued)
5,200	Vanguard Large-Cap ETF	$1,044,784
6,400	Vanguard Mid-Cap ETF	1,515,264
900	Vanguard Real Estate ETF	91,602
7,900	Vanguard Russell 2000 ETF	698,439
28,700	Vanguard Total Stock Market ETF	6,373,122
8,100	Vanguard Value ETF	1,096,497
		40,897,244
	FIXED INCOME - 16.5%
9,100	iShares 20+ Year Treasury Bond ETF	1,313,312
15,200	iShares Short Treasury Bond ETF	1,679,144
26,100	iShares TIPS Bond ETF	3,332,709
38,300	SPDR Bloomberg Barclays Convertible Securities ETF	3,268,905
600	Vanguard Long-Term Bond	61,398
1,200	Vanguard Short-Term Bond ETF	98,328
7,800	Vanguard Total Bond Market ETF	666,510
2,900	Vanguard Total International Bond ETF	165,184
		10,585,490

	TOTAL EXCHANGE-TRADED FUNDS (Cost $53,655,817)	51,482,734

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 13.8%
	MONEY MARKET FUNDS - 13.8%
8,849,113	First American Treasury Obligations Fund, Class X, 0.03% (Cost $8,849,113)(b)	8,849,113

	TOTAL INVESTMENTS - 97.7% (Cost $65,052,961)	$62,748,081
	OTHER ASSETS IN EXCESS OF LIABILITIES - 2.3%	1,490,311
	NET ASSETS - 100.0%	$64,238,392

ETF	- Exchange-Traded Fund

SPDR	- Standard & Poor’s Depositary Receipt

TFA MULTIDIMENSIONAL TACTICAL FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2021

Shares		Fair Value
	COMMON STOCKS — 64.2%
	BEVERAGES - 1.9%
4,900	PepsiCo, Inc.	$737,009

	BIOTECH & PHARMA - 6.0%
12,900	AstraZeneca plc - ADR	774,774
10,900	Gilead Sciences, Inc.	761,365
56,600	Viatris, Inc.	766,930
		2,303,069
	CABLE & SATELLITE - 5.1%
972	Charter Communications, Inc., Class A(a)	707,188
13,300	Comcast Corporation, Class A	743,869
15,486	Liberty Global plc, Class A(a)	461,483
		1,912,540
	E-COMMERCE DISCRETIONARY - 4.1%
232	Amazon.com, Inc.(a)	762,129
3,700	Etsy, Inc.(a)	769,452
		1,531,581
	ENTERTAINMENT CONTENT - 4.3%
21,900	Fox Corporation, Class B	812,928
5,100	Take-Two Interactive Software, Inc.(a)	785,757
		1,598,685
	FOOD - 1.9%
12,400	Mondelez International, Inc., Class A	721,432

	HEALTH CARE FACILITIES & SERVICES - 2.0%
9,901	Henry Schein, Inc.(a)	754,060

	INTERNET MEDIA & SERVICES - 3.8%
274	Alphabet, Inc., Class A(a)	732,544
2,100	Facebook, Inc., Class A(a)	712,719
		1,445,263
	LEISURE FACILITIES & SERVICES - 2.0%
6,800	Caesars Entertainment, Inc.(a)	763,504

TFA MULTIDIMENSIONAL TACTICAL FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Shares		Fair Value
	COMMON STOCKS — 64.2% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 3.9%
4,900	Quidel Corporation(a)	$691,635
2,700	Repligen Corporation(a)	780,273
		1,471,908
	METALS & MINING - 1.8%
7,200	Royal Gold, Inc.	687,528

	PUBLISHING & BROADCASTING - 2.1%
34,500	News Corporation, Class A	811,785

	RENEWABLE ENERGY - 3.9%
5,100	Enphase Energy, Inc.(a)	764,847
2,700	SolarEdge Technologies, Inc.(a)	716,094
		1,480,941
	SEMICONDUCTORS - 3.8%
15,500	ON Semiconductor Corporation(a)	709,435
5,700	QUALCOMM, Inc.	735,186
		1,444,621
	TECHNOLOGY HARDWARE - 5.8%
4,500	Garmin Ltd.	699,570
8,500	NetApp, Inc.	762,960
13,300	Western Digital Corporation	750,652
		2,213,182
	TECHNOLOGY SERVICES - 4.0%
9,900	Amdocs Ltd.	749,529
3,800	Automatic Data Processing, Inc.	759,696
		1,509,225
	TRANSPORTATION & LOGISTICS - 6.0%
6,200	Expeditors International of Washington, Inc.	738,606
4,600	J.B. Hunt Transport Services, Inc.	769,212
2,620	Old Dominion Freight Line, Inc.	749,268
		2,257,086
	WHOLESALE - DISCRETIONARY - 1.8%
1,600	Pool Corporation	695,056

TFA MULTIDIMENSIONAL TACTICAL FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Shares		Fair Value
	COMMON STOCKS — 64.2% (Continued)
	TOTAL COMMON STOCKS (Cost $24,561,829)	$24,338,475

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 21.4%
	FIXED INCOME - 21.4%
8,700	iShares 1-3 Year Treasury Bond ETF	749,505
4,900	iShares 20+ Year Treasury Bond ETF	707,168
5,700	iShares 3-7 Year Treasury Bond ETF	741,969
6,400	iShares 7-10 Year Treasury Bond ETF	737,408
6,272	iShares Agency Bond ETF(a)	743,107
5,500	iShares iBoxx $ Investment Grade Corporate Bond ETF	731,665
8,500	iShares iBoxx High Yield Corporate Bond ETF	743,665
6,700	iShares JP Morgan USD Emerging Markets Bond ETF	737,402
6,900	iShares MBS ETF	746,166
5,800	iShares TIPS Bond ETF	740,602
25,600	SPDR Bloomberg Barclays International Treasury Bond ETF	735,488
		8,114,145

	TOTAL EXCHANGE-TRADED FUNDS (Cost $8,138,262)	8,114,145

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 6.8%
	MONEY MARKET FUNDS - 6.8%
2,035,076	Fidelity Government Portfolio, Institutional Class, 0.01%(b)	2,035,076
535,191	First American Treasury Obligations Fund, Class X, 0.03%(b)	535,191
	TOTAL MONEY MARKET FUNDS (Cost $2,570,267)	2,570,267

	TOTAL SHORT-TERM INVESTMENTS (Cost $2,570,267)	2,570,267

	TOTAL INVESTMENTS - 92.4% (Cost $35,270,358)	$35,022,887
	OTHER ASSETS IN EXCESS OF LIABILITIES - 7.6%	2,880,527
	NET ASSETS - 100.0%	$37,903,414

ADR	- American Depositary Receipt

ETF	- Exchange-Traded Fund

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of September 30, 2021.

TFA QUANTITATIVE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2021

Shares		Fair Value
	OPEN END FUNDS — 44.4%
	EQUITY - 15.6%
30,247	Rydex Russell 2000 2x Strategy Fund(a)	$6,597,248

	MIXED ALLOCATION - 28.8%
89,025	Rydex Series Trust - Nova Fund, Retail Class	12,111,860

	TOTAL OPEN END FUNDS (Cost $19,696,095)	18,709,108

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 55.8%
	MONEY MARKET FUNDS - 55.8%
1,322,983	First American Treasury Obligations Fund, Class X, 0.03%(b)	1,322,983
22,236,645	Rydex U.S. Government Money Market Fund, Money Market Class, 0.00%(b)	22,236,645
	TOTAL MONEY MARKET FUNDS (Cost $23,559,628)	23,559,628

	TOTAL SHORT-TERM INVESTMENTS (Cost $23,559,628)	23,559,628

	TOTAL INVESTMENTS - 100.2% (Cost $43,255,723)	$42,268,736
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(76,110)
	NET ASSETS - 100.0%	$42,192,626

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of September 30, 2021.

TFA TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2021

Shares		Fair Value
	COMMON STOCKS — 1.7%
	AEROSPACE & DEFENSE - 0.1%
80	Lockheed Martin Corporation	$27,608

	BANKING - 0.1%
553	Bank OZK	23,768

	CHEMICALS - 0.1%
253	Ashland Global Holdings, Inc.	22,547

	E-COMMERCE DISCRETIONARY - 0.1%
13	Amazon.com, Inc.(a)	42,706

	HEALTH CARE FACILITIES & SERVICES - 0.1%
41	UnitedHealth Group, Inc.	16,020

	INDUSTRIAL INTERMEDIATE PROD - 0.1%
328	Timken Company (The)	21,458

	INDUSTRIAL SUPPORT SERVICES - 0.1%
201	Applied Industrial Technologies, Inc.	18,116

	INFRASTRUCTURE REIT - 0.1%
59	American Tower Corporation	15,659

	INSURANCE - 0.1%
103	Assurant, Inc.	16,248
60	Berkshire Hathaway, Inc., Class B(a)	16,377
		32,625
	INTERNET MEDIA & SERVICES - 0.2%
15	Alphabet, Inc., Class A(a)	40,103
73	Facebook, Inc., Class A(a)	24,775
		64,878
	MACHINERY - 0.0%(b)
95	Middleby Corporation (The)(a)	16,198

TFA TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Shares		Fair Value
	COMMON STOCKS — 1.7% (Continued)
	MACHINERY - 0.0%(b) (Continued)
116	Regal Rexnord Corporation	$17,440
		33,638
	RETAIL - CONSUMER STAPLES - 0.1%
122	Walmart, Inc.	17,004

	SEMICONDUCTORS - 0.1%
112	Microchip Technology, Inc.	17,191
80	NVIDIA Corporation	16,573
		33,764
	SOFTWARE - 0.1%
199	Microsoft Corporation	56,101

	TECHNOLOGY HARDWARE - 0.2%
312	Apple, Inc.	44,148

	TECHNOLOGY SERVICES - 0.1%
138	Visa, Inc., Class A	30,740

	TOTAL COMMON STOCKS (Cost $408,919)	500,780

Shares		Fair Value
	EQUITY FUNDS — 0.2%
	LARGE-CAP CORE - 0.2%
316	iShares MSCI USA Momentum Factor ETF	55,490

	TOTAL EQUITY FUNDS (Cost $55,932)	55,490

TFA TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Shares		Fair Value
	EQUITY SECURITIES — 0.1%
	EXCHANGE-TRADED FUNDS (ETF'S) - 0.1%
902	Invesco S&P 500 Equal Weight Energy Portfolio	$40,707

	TOTAL EQUITY SECURITIES (Cost $41,071)	40,707

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 95.7%
	ALTERNATIVE - 1.3%
8,077	First Trust ETF III-First Trust Long/Short Equity ETF(a)	390,523

	EQUITY - 42.3%
711	Avantis U.S. Small Cap Value ETF	53,759
3,548	First Trust Energy AlphaDEX Fund	40,731
602	First Trust Nasdaq Semiconductor ETF	40,641
1,748	Inspire Faithward Large Cap Momentum ESG ETF(a)	49,356
1,864	Inspire Faithward Mid Cap Momentum ESG ETF	55,045
20,656	Invesco DB Commodity Index Tracking Fund	416,838
618	Invesco DWA SmallCap Momentum ETF	54,205
1,531	Invesco S&P International Developed Momentum ETF	53,963
6,208	iShares Core MSCI Emerging Markets ETF	383,406
786	iShares MSCI India ETF	38,270
10,207	iShares S&P 500 Growth ETF	754,399
7,340	ProShares Ultra QQQ	534,132
4,452	ProShares Ultra S&P500	533,439
7,458	SPDR Dow Jones Global Real Estate ETF	380,805
9,362	Vanguard FTSE All-World ex-US ETF(c)	570,708
15,098	Vanguard FTSE Developed Markets ETF	762,298
5,661	Vanguard FTSE Emerging Markets ETF(c)	283,107
1,188	Vanguard Growth ETF(c)	344,722
1,737	Vanguard Large-Cap ETF(c)	348,998
1,751	Vanguard Mid-Cap ETF(c)	414,567
2,213	Vanguard Russell 2000 ETF(c)	195,651
25,880	Vanguard Total Stock Market ETF	5,746,912
2,865	Vanguard Value ETF(c)	387,835
		12,443,787

TFA TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Shares						Fair Value
	EXCHANGE-TRADED FUNDS — 95.7% (Continued)
		FIXED INCOME - 52.1%
2,733		First Trust Enhanced Short Maturity ETF				$163,830
2,431		First Trust ETF IV - SSI Strategic Convertible Securities ETF				123,446
5,984		First Trust Preferred Securities and Income ETF				122,911
2,563		First Trust Senior Loan ETF				122,640
10,000		iShares 1-5 Year Investment Grade Corporate Bond ETF(c)				546,400
17,281		iShares Core U.S. Aggregate Bond ETF				1,984,377
600		iShares Short Treasury Bond ETF(c)				66,282
20,643		iShares TIPS Bond ETF				2,635,905
32,500		PGIM Ultra Short Bond ETF(a),(c)				1,614,600
29,460		ProShares Short 20+ Year Treasury				491,393
549		SPDR Bloomberg Barclays 1-3 Month T-Bill ETF				50,212
30,400		SPDR Bloomberg Barclays Convertible Securities ETF				2,594,640
3,716		VanEck Fallen Angel High Yield Bond ETF				122,814
3,180		Vanguard Long-Term Bond(c)				325,409
10,140		Vanguard Short-Term Bond ETF(c)				830,872
5,056		Vanguard Short-Term Inflation-Protected Securities ETF(c)				265,844
24,358		Vanguard Total Bond Market ETF(c)				2,081,391
20,889		Vanguard Total International Bond ETF(c)				1,189,837
						15,332,803

		TOTAL EXCHANGE-TRADED FUNDS (Cost $28,567,327)				28,167,113

Shares						Fair Value
		SHORT-TERM INVESTMENTS — 1.7%
		MONEY MARKET FUNDS - 1.7%
492,705		First American Treasury Obligations Fund, Class X, 0.03% (Cost $492,705)(d)				492,705

Contracts(e)		Broker/Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
		INDEX OPTIONS PURCHASED - 0.5%
		CALL OPTIONS PURCHASED - 0.3%
20	SPDR S&P 500 ETF Trust	StoneX	10/15/2021	$443	$886,000	$2,140
15	SPDR S&P 500 ETF Trust	StoneX	01/22/2022	415	622,500	44,670
25	SPDR S&P 500 ETF Trust	StoneX	03/18/2022	440	1,100,000	42,300
		TOTAL CALL OPTIONS PURCHASED (Cost - $112,487)				89,110

TFA TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Contracts(e)			Expiration Date	Exercise Price	Notional Value	Fair Value
	INDEX OPTIONS PURCHASED - 0.5% (Continued)
	PUT OPTIONS PURCHASED - 0.2%
20	SPDR S&P 500 ETF Trust	StoneX	10/15/2021	$402	$804,000	$2,740
15	SPDR S&P 500 ETF Trust	StoneX	01/22/2022	404	606,000	16,170
25	SPDR S&P 500 ETF Trust	StoneX	03/18/2022	395	987,500	35,725
	TOTAL PUT OPTIONS PURCHASED (Cost - $55,382)					54,635

	TOTAL INDEX OPTIONS PURCHASED (Cost - $167,869)					143,745

	TOTAL INVESTMENTS - 99.9% (Cost $29,739,963)					$29,406,680
	CALL OPTIONS WRITTEN - 0.0% (Proceeds - $33,727)					(14,140)
	PUT OPTIONS WRITTEN - (0.4)% (Proceeds - $125,482)					(113,660)
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.5%					139,232
	NET ASSETS - 100.0%					$29,418,112

Contracts(e)		Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	WRITTEN INDEX OPTIONS - (0.4)%
	CALL OPTIONS WRITTEN - 0.0%(f)
20	SPDR S&P 500 ETF Trust	StoneX	10/18/2021	$463	$926,000	$80
15	SPDR S&P 500 ETF Trust	StoneX	01/21/2022	471	706,500	2,535
25	SPDR S&P 500 ETF Trust	StoneX	03/21/2022	468	1,170,000	11,525
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $33,727)					14,140

	PUT OPTIONS WRITTEN - (0.4)%
20	SPDR S&P 500 ETF Trust	StoneX	10/18/2021	$443	$886,000	$26,640
15	SPDR S&P 500 ETF Trust	StoneX	01/24/2022	415	622,500	21,045
25	SPDR S&P 500 ETF Trust	StoneX	03/21/2022	440	1,100,000	65,975
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $125,482)					113,660

	TOTAL INDEX OPTIONS WRITTEN (Proceeds - $159,209)					$127,800

(a)	Non-income producing security.

(b)	Percentage rounds to less than 0.1%.

(c)	All or a portion of the security is held as collateral for written options.

(d)	Rate disclosed is the seven day effective yield as of September 30, 2021.

(e)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

(f)	Percentage rounds to greater than (0.1%).